Merrill Lynch Aggregate Bond Index Fund
                       of Merrill Lynch Index Funds, Inc.

                    Supplement dated November 5, 2001 to the
                          Prospectus dated May 4, 2001



     The section in the Prospectus of Merrill Lynch Index Funds, Inc. captioned "About the Portfolio Managers" beginning on page 15 is amended as follows:

     The biographies of Gregory Mark Maunz and Jeffrey B. Hewson are deleted and replaced by the following biographies of Frank Viola and Theodore J. Magnani.

                  Frank Viola is Co-Portfolio Manager of the Aggregate Bond Index Fund. Mr. Viola has been a Director of Merrill Lynch Investment Managers, L.P. and a Portfolio Manager thereof since 1997. Mr. Viola was the Treasurer of Merrill Lynch Bank & Trust from 1996 to 1997 and a Vice President of Merrill Lynch Capital Markets from 1993 to 1996. Mr. Viola has been responsible for the management of the Aggregate Bond Index Fund's portfolio beginning in October 2001.

                  Theodore J. Magnani is Co-Portfolio Manager of the Aggregate Bond Index Fund. Mr. Magnani has been a Vice President and Portfolio Manager of Merrill Lynch Investment Managers, L.P. since 1992. Mr. Magnani has been responsible for the management of the Aggregate Bond Index Fund's portfolio beginning in October 2001.


















CODE #19003-0501ALL

                     Merrill Lynch Aggregate Bond Index Fund
                       of Merrill Lynch Index Funds, Inc.

                    Supplement dated November 5, 2001 to the
              Statement of Additional Information dated May 4, 2001

     The section in the Statement of Additional Information captioned "Management of the Funds" beginning on page 22 is amended as follows:

     The biographies of Gregory Mark Maunz and Jeffrey B. Hewson are deleted and replaced by the following biographies of Frank Viola and Theodore J. Magnani.

                  Frank Viola (37) - Co-Portfolio Manager of the Aggregate Bond Index Fund (1)(2) -Director of the Investment Adviser and certain of its affiliates and Portfolio Manager thereof since 1997; Treasurer of Merrill Lynch Bank & Trust from 1996 to 1997; Vice President of Merrill Lynch Capital Markets from 1993 to 1996.

                  Theodore J. Magnani (39) - Co-Portfolio Manager of the Aggregate Bond Index Fund (1)(2) - Vice President and Portfolio Manager of the Investment Adviser and certain of its affiliates since 1992.












CODE #19004-05-01ALL